Business Combinations (Tables)	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about business combination [abstract]
Schedule of Fair Value of Assets and Liabilities on the Acquisition Date

The fair values of the assets and liabilities (in accordance with IFRS 3) on the acquisition date March 25, 2019 are as follows:

in EUR thousands	March 25, 2019
Non-current assets
Property, plant and equipment	1,339
Intangible assets	23,604

Total non-current assets	24,943

Current assets
Trade receivables	1,004
Cash and cash equivalents	20,231
Inventories	763
Other assets	10,860
Total other current assets	32,858
Total assets	57,801

Non-current liabilities
Financial liabilities	495

Current liabilities
Trade payables	1,795
Other current liabilities	20,863
Total current liabilities	22,658
Total equity and liabilities	23,153

Net assets	34,648
Purchase price	17,325
Badwill	17,323

Schedule of Assumptions for Valuation of Intangible Assets

The following assets and liabilities were measured at fair value as part of the purchase price allocation. The assumptions for the valuation of the intangible assets are as follows:

Assets and liabilities identified at acquisition date	Fair value in EUR thousands	Valuation method	Operating life	Cost of capital
Intangible assets
Xepi® marketing license	23,604	Acquisition value method	139 months	9.1%

Summary of Results of Operations

The results of operations of Cutanea Life Sciences, Inc. including all subsidiaries is as follows:

in EUR thousands	March 25 – June 30, 2019
Sales revenue	546
Cost of sales	(875)
Gross profit on sales	(329)
Research and development costs	(370)
General administrative costs	(1,807)
Sales costs	(3,480)

Loss on operations	(5,986)
Interest expenses	(10)
Other expenses	(63)
Other income	5,588
Loss before income tax	(471)
Income tax	0
Loss after income tax	(471)